Summary of Significant Accounting Policies (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 02, 2017	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)	Sep. 16, 2019
Impairment of intangible assets		$ 88,059				$ 88,059
Impairment expense		148,622				148,622
Deferred tax liabilities								$ 376
Revenues, net		$ 61,202		$ 5,834		$ 112,669	$ 5,834
Facebank AG [Member]
Ownership interest percentage		100.00%				100.00%
Nexway AG [Member]
Ownership interest percentage										62.30%
Evolution AI Corporation [Member]
Ownership interest percentage		99.70%				99.70%
Highlight Finance Corp [Member]
Ownership interest percentage		70.00%				70.00%
Pulse Evolution Corporation [Member]
Ownership interest percentage		76.00%				76.00%
FaceBank Group, Inc Pre-Merger [Member]
Cash equivalents
Insurance fund covering description								Under the EU banking directive of 94/19/EC, both Germany and France created insurance funds covering 100,000 EUR per account.
Impairment of intangible assets								$ 8,598
Deferred tax liabilities			$ 389					376
Revenues, net			$ 7,295					$ 4,271
Forfeiture rate awards percentage	0.00%
Number of reporting units | Integer								1
Number of operating segments | Integer								1
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Ownership interest percentage								49.00%
Deferred tax liabilities								$ 1,200
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Ownership interest percentage										62.30%
Impairment of intangible assets								(450)
Deferred tax liabilities								$ 500
FaceBank Group, Inc Pre-Merger [Member] | Furniture and Fixtures [Member]
Property and equipment estimated useful life								5 years
FaceBank Group, Inc Pre-Merger [Member] | Two Vendors [Member]
Concentration risk, percentage								47.00%
FaceBank Group, Inc Pre-Merger [Member] | Accounts Receivable [Member]
Concentration risk, percentage								10.00%
FaceBank Group, Inc Pre-Merger [Member] | Accounts Payable [Member] | Two Vendors [Member]
Concentration risk, percentage								60.00%
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Ownership interest percentage			99.70%					99.70%
Deferred tax liabilities									$ 36,900
Non controlling interest percentage									32.00%
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Ownership interest percentage								62.30%
FaceBank Group, Inc Pre-Merger [Member] | Highlight Finance Corp [Member]
Ownership interest percentage			70.00%					70.00%
FaceBank Group, Inc Pre-Merger [Member] | Pulse Evolution Corporation [Member]
Ownership interest percentage			76.00%					68.00%
FaceBank Group, Inc Pre-Merger [Member] | Namegames [Member]
Deferred tax liabilities									$ 200